Impairment Charges / (Reversals) - Summary of Impairment Reversals on Financial Assets, Excluding Receivables (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment reversals on financial assets, excludes receivables	€ (98)	€ (29)	€ (73)
Shares [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment reversals on financial assets, excludes receivables	(8)
Debt securities and money market instruments [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment reversals on financial assets, excludes receivables	(30)	(26)	(67)
Loans [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment reversals on financial assets, excludes receivables	(55)	(2)	(5)
Other [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment reversals on financial assets, excludes receivables	€ (4)	€ (1)	€ (1)